UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2010 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 100.7% of Net Assets
	Aerospace & Defense – 2.7%
481,037	Boeing Co. (The)(b)	$32,008,202
158,067	Goodrich Corp.(b)	11,654,280
480,788	Honeywell International, Inc.(b)	21,125,825
411,975	Raytheon Co.(b)	18,831,377
668,189	United Technologies Corp.(b)	47,595,102

		131,214,786

	Air Freight & Logistics – 1.1%
831,429	United Parcel Service, Inc., Class B(b)	55,448,000

	Airlines – 0.0%
45,763	AMR Corp.(b)(c)	286,934

	Auto Components – 0.1%
162,452	Cooper Tire & Rubber Co.(b)	3,188,933

	Automobiles – 0.2%
813,068	Ford Motor Co.(b)(c)	9,951,952

	Beverages – 2.6%
1,123,209	Coca-Cola Co. (The)(b)	65,730,191
904,618	PepsiCo, Inc.(b)	60,102,820

		125,833,011

	Biotechnology – 1.0%
468,950	Amgen, Inc.(b)(c)	25,843,834
148,955	Biogen Idec, Inc.(b)(c)	8,359,355
20,692	Cephalon, Inc.(b)(c)	1,292,008
303,824	Gilead Sciences, Inc.(b)(c)	10,819,173
61,711	Human Genome Sciences, Inc.(b)(c)	1,838,371
298,241	PDL BioPharma, Inc.(b)	1,568,748

		49,721,489

	Capital Markets – 2.3%
994,068	Charles Schwab Corp. (The)(b)	13,817,545
378,265	Eaton Vance Corp.(b)	10,984,815
246,167	Goldman Sachs Group, Inc. (The)(b)	35,590,825
668,770	Legg Mason, Inc.(b)	20,270,419
1,053,315	Morgan Stanley(b)	25,995,814
70,571	TD Ameritrade Holding Corp.(b)(c)	1,139,722
193,641	Waddell & Reed Financial, Inc., Class A(b)	5,298,018

		113,097,158

	Chemicals – 2.4%
1,120,619	Dow Chemical Co. (The)(b)	30,772,198
937,564	E.I. Du Pont de Nemours & Co.(b)	41,834,106
230,241	Eastman Chemical Co.(b)	17,037,834
81,057	Lubrizol Corp. (The)(b)	8,589,610
40,884	Monsanto Co.(b)	1,959,570
416,346	Olin Corp.(b)	8,393,536

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – continued
332,996	RPM International, Inc.(b)	$6,633,280

		115,220,134

	Commercial Banks – 2.5%
169,647	Associated Banc-Corp(b)	2,237,644
130,602	FirstMerit Corp.(b)	2,392,629
175,126	Old National Bancorp(b)	1,838,823
12,125	Toronto-Dominion Bank (The)(b)	876,152
1,432,713	U.S. Bancorp(b)	30,975,255
3,357,025	Wells Fargo & Co.(b)	84,362,038

		122,682,541

	Commercial Services & Supplies – 0.8%
318,083	Avery Dennison Corp.(b)	11,807,241
94,779	Deluxe Corp.(b)	1,813,122
252,002	R. R. Donnelley & Sons Co.(b)	4,273,954
519,310	Waste Management, Inc.(b)	18,560,140

		36,454,457

	Communications Equipment – 2.2%
2,282,654	Cisco Systems, Inc.(b)(c)	49,990,123
1,516,918	Motorola, Inc.(b)(c)	12,939,310
31,156	Plantronics, Inc.(b)	1,052,450
976,684	QUALCOMM, Inc.(b)	44,067,982

		108,049,865

	Computers & Peripherals – 3.7%
443,836	Apple, Inc.(b)(c)	125,938,465
463,413	Dell, Inc.(b)(c)	6,005,833
1,156,716	Hewlett-Packard Co.(b)	48,663,042

		180,607,340

	Consumer Finance – 0.4%
227,200	American Express Co.(b)	9,549,216
587,193	Discover Financial Services(b)	9,794,379

		19,343,595

	Containers & Packaging – 0.1%
116,207	Sonoco Products Co.(b)	3,885,962

	Distributors – 0.3%
289,418	Genuine Parts Co.(b)	12,905,149

	Diversified Financial Services – 4.2%
3,510,130	Bank of America Corp.(b)	46,017,804
8,353,020	Citigroup, Inc.(b)(c)	32,576,778
77,464	CME Group, Inc., Class A(b)	20,175,499
2,561,003	JPMorgan Chase & Co.(b)	97,497,384
169,784	NYSE Euronext(b)	4,850,729

		201,118,194

	Diversified Telecommunication Services – 3.9%
3,865,448	AT&T, Inc.(b)	110,551,813
1,343,912	Frontier Communications Corp.(b)	10,979,761

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
2,056,655	Verizon Communications, Inc.(b)	$67,026,386

		188,557,960

	Electric Utilities – 1.7%
2,054,066	Duke Energy Corp.(b)	36,377,509
78,779	Hawaiian Electric Industries, Inc.(b)	1,775,679
1,028,039	Pepco Holdings, Inc.(b)	19,121,525
585,922	Progress Energy, Inc.(b)	26,026,655

		83,301,368

	Electrical Equipment – 0.8%
661,472	Emerson Electric Co.(b)	34,833,116
110,022	Hubbell, Inc., Class B(b)	5,583,616

		40,416,732

	Electronic Equipment, Instruments & Components – 0.6%
1,105,847	Corning, Inc.(b)	20,214,883
281,534	Tyco Electronics Ltd.(b)	8,226,424

		28,441,307

	Energy Equipment & Services – 2.3%
70,178	Acergy SA, Sponsored ADR(b)	1,294,784
231,154	Baker Hughes, Inc.(b)	9,847,160
60,834	CARBO Ceramics, Inc.(b)	4,927,554
20,844	Diamond Offshore Drilling, Inc.(b)	1,412,598
758,710	Halliburton Co.(b)	25,090,540
501,077	Patterson-UTI Energy, Inc.(b)	8,558,395
885,745	Schlumberger Ltd.(b)	54,570,750
125,788	Tidewater, Inc.(b)	5,636,560

		111,338,341

	Food & Staples Retailing – 1.9%
811,639	CVS Caremark Corp.(b)	25,542,279
387,859	SUPERVALU, Inc.(b)	4,472,014
1,121,170	Wal-Mart Stores, Inc.(b)	60,005,019

		90,019,312

	Food Products – 1.3%
795,128	ConAgra Foods, Inc.(b)	17,445,108
1,200,594	Kraft Foods, Inc., Class A(b)	37,050,331
726,866	Sara Lee Corp.(b)	9,761,811

		64,257,250

	Gas Utilities – 0.6%
190,728	National Fuel Gas Co.(b)	9,881,618
88,973	Nicor, Inc.(b)	4,076,743
250,900	Oneok, Inc.(b)	11,300,536
142,988	WGL Holdings, Inc.(b)	5,402,086

		30,660,983

	Health Care Equipment & Supplies – 1.2%
418,190	Baxter International, Inc.(b)	19,951,845
499,003	Boston Scientific Corp.(b)(c)	3,058,888
92,558	Covidien PLC(b)	3,719,906

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
39,242	Intuitive Surgical, Inc.(b)(c)	$11,134,525
585,207	Medtronic, Inc.(b)	19,651,251

		57,516,415

	Health Care Providers & Services – 1.8%
541,407	Aetna, Inc.(b)	17,113,875
193,975	Coventry Health Care, Inc.(b)(c)	4,176,282
318,792	Medco Health Solutions, Inc.(b)(c)	16,596,312
804,721	UnitedHealth Group, Inc.(b)	28,253,754
114,280	Universal Health Services, Inc., Class B(b)	4,440,921
261,369	WellPoint, Inc.(b)(c)	14,803,940

		85,385,084

	Health Care Technology – 0.0%
30,692	Quality Systems, Inc.(b)	2,035,187

	Hotels, Restaurants & Leisure – 1.5%
715,082	International Game Technology(b)	10,332,935
755,651	McDonald’s Corp.(b)	56,303,556
56,179	Tim Hortons, Inc.(b)	2,045,477
271,449	Wendy’s/Arby’s Group, Inc., Class A(b)	1,229,664
17,369	Wynn Resorts Ltd.(b)	1,507,108

		71,418,740

	Household Durables – 1.5%
578,219	Leggett & Platt, Inc.(b)	13,160,264
608,674	Newell Rubbermaid, Inc.(b)	10,840,484
464,692	Stanley Black & Decker, Inc.(b)	28,476,326
220,249	Tupperware Brands Corp.(b)	10,078,594
101,757	Whirlpool Corp.(b)	8,238,247

		70,793,915

	Household Products – 2.0%
234,149	Colgate-Palmolive Co.(b)	17,996,692
189,491	Kimberly-Clark Corp.(b)	12,326,389
1,103,210	Procter & Gamble Co. (The)(b)	66,159,504

		96,482,585

	Industrial Conglomerates – 2.5%
366,807	3M Co.(b)	31,805,835
5,292,250	General Electric Co.(b)	85,999,062
137,501	Tyco International Ltd.(b)	5,050,412

		122,855,309

	Insurance – 2.5%
55,655	Aegon NV, NY Registered Shares, Sponsored ADR(b)(c)	333,373
152,974	Aflac, Inc.(b)	7,910,286
675,576	Allstate Corp. (The)(b)	21,314,423
157,559	American International Group, Inc.(b)(c)	6,160,557
111,362	AON Corp.(b)	4,355,368
311,029	Arthur J. Gallagher & Co.(b)	8,201,835
445,567	Fidelity National Financial, Inc., Class A(b)	6,999,858
449,575	Lincoln National Corp.(b)	10,753,834
376,521	Marsh & McLennan Cos., Inc.(b)	9,081,686

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
106,924	Mercury General Corp.(b)	$4,369,984
517,797	Old Republic International Corp.(b)	7,171,488
149,055	Principal Financial Group, Inc.(b)	3,863,506
251,715	Travelers Cos., Inc. (The)(b)	13,114,351
52,654	Unitrin, Inc.(b)	1,284,231
762,251	XL Group PLC(b)	16,510,357

		121,425,137

	Internet & Catalog Retail – 0.7%
220,704	Amazon.com, Inc.(b)(c)	34,663,770

	Internet Software & Services – 2.1%
249,796	Akamai Technologies, Inc.(b)(c)	12,534,763
74,456	AOL, Inc.(b)(c)	1,842,786
26,489	Baidu, Inc., Sponsored ADR(b)(c)	2,718,301
748,692	eBay, Inc.(b)(c)	18,268,085
115,532	Google, Inc., Class A(b)(c)	60,745,570
198,866	VeriSign, Inc.(b)(c)	6,312,007

		102,421,512

	IT Services – 3.8%
675,668	Automatic Data Processing, Inc.(b)	28,398,326
159,578	Broadridge Financial Solutions, Inc.(b)	3,649,549
356,164	Cognizant Technology Solutions Corp., Class A(b)(c)	22,961,893
256,064	Fidelity National Information Services, Inc.(b)	6,947,016
553,862	International Business Machines Corp.(b)	74,295,049
32,426	Lender Processing Services, Inc.(b)	1,077,516
780,793	Paychex, Inc.(b)	21,464,000
101,922	Visa, Inc., Class A(b)	7,568,728
849,062	Western Union Co.(b)	15,002,925

		181,365,002

	Leisure Equipment & Products – 0.4%
393,969	Eastman Kodak Co.(b)(c)	1,654,670
750,289	Mattel, Inc.(b)	17,601,780

		19,256,450

	Machinery – 3.0%
231,425	Caterpillar, Inc.(b)	18,208,519
380,023	Cummins, Inc.(b)	34,422,483
368,947	Deere & Co.(b)	25,745,122
286,439	Eaton Corp.(b)	23,628,353
209,797	Parker Hannifin Corp.(b)	14,698,378
108,640	Pentair, Inc.(b)	3,653,563
106,186	Snap-On, Inc.(b)	4,938,711
175,366	SPX Corp.(b)	11,097,160
197,385	Timken Co. (The)(b)	7,571,689

		143,963,978

	Media – 2.5%
697,127	News Corp., Class B(b)	10,498,733
348,448	Omnicom Group, Inc.(b)	13,756,727
231,665	Time Warner Cable, Inc.(b)	12,507,593
883,256	Time Warner, Inc.(b)	27,071,796

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
70,387	Virgin Media, Inc.(b)	$1,620,309
1,609,970	Walt Disney Co. (The)(b)	53,306,107

		118,761,265

	Metals & Mining – 1.1%
1,418,696	Alcoa, Inc.(b)	17,180,408
129,144	Companhia Siderurgica Nacional SA, Sponsored ADR(b)	2,281,974
66,305	Freeport-McMoRan Copper & Gold, Inc.(b)	5,661,784
432,475	Gerdau SA, Sponsored ADR(b)	5,885,985
278,276	Nucor Corp.(b)	10,630,143
183,041	Southern Copper Corp.(b)	6,428,400
62,688	Steel Dynamics, Inc.(b)	884,528
117,586	Worthington Industries, Inc.(b)	1,767,318

		50,720,540

	Multi Utilities – 2.1%
737,087	Ameren Corp.(b)	20,933,271
227,275	CenterPoint Energy, Inc.(b)	3,572,763
565,922	Consolidated Edison, Inc.(b)	27,288,759
314,309	Integrys Energy Group, Inc.(b)	16,362,927
135,552	OGE Energy Corp.(b)	5,404,458
775,455	Public Service Enterprise Group, Inc.(b)	25,652,051

		99,214,229

	Multiline Retail – 0.9%
461,252	J.C. Penney Co., Inc.(b)	12,536,829
759,444	Macy’s, Inc.(b)	17,535,562
394,421	Nordstrom, Inc.(b)	14,672,461
2,455	Sears Holdings Corp.(b)(c)	177,104

		44,921,956

	Oil, Gas & Consumable Fuels – 8.7%
802,775	Chesapeake Energy Corp.(b)	18,182,854
1,285,800	Chevron Corp.(b)	104,214,090
62,917	CNOOC Ltd., Sponsored ADR(b)	12,224,773
1,023,916	ConocoPhillips(b)	58,803,496
206,824	CONSOL Energy, Inc.(b)	7,644,215
2,439,098	ExxonMobil Corp.(b)	150,711,865
649,216	Occidental Petroleum Corp.(b)	50,833,613
425,672	Southwestern Energy Co.(b)(c)	14,234,472
124,543	StatoilHydro ASA, Sponsored ADR(b)	2,612,912
36,523	Total SA, Sponsored ADR(b)	1,884,587

		421,346,877

	Paper & Forest Products – 0.4%
715,259	MeadWestvaco Corp.(b)	17,438,014

	Personal Products – 0.3%
478,177	Avon Products, Inc.(b)	15,354,264

	Pharmaceuticals – 7.1%
1,053,694	Abbott Laboratories(b)	55,044,975
137,799	Bristol-Myers Squibb Co.(b)	3,735,731
248,791	Eli Lilly & Co.(b)	9,088,335

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
209,197	GlaxoSmithKline PLC, Sponsored ADR(b)	$8,267,465
1,508,759	Johnson & Johnson(b)	93,482,708
2,051,795	Merck & Co., Inc.(b)	75,526,574
5,501,816	Pfizer, Inc.(b)	94,466,181
14,666	Teva Pharmaceutical Industries, Ltd., Sponsored ADR(b)	773,631

		340,385,600

	Professional Services – 0.1%
63,758	Dun & Bradstreet Corp.(b)	4,727,018

	REITs - Diversified – 0.7%
1,079,747	Duke Realty Corp.(b)	12,514,268
709,829	Liberty Property Trust(b)	22,643,545

		35,157,813

	REITs - Healthcare – 0.7%
122,701	Healthcare Realty Trust, Inc.(b)	2,869,976
548,813	Nationwide Health Properties, Inc.(b)	21,222,599
455,357	Senior Housing Properties Trust(b)	10,700,890

		34,793,465

	REITs - Mortgage – 0.2%
498,597	Annaly Capital Management, Inc.(b)	8,775,307

	REITs - Office Property – 0.3%
436,313	Mack-Cali Realty Corp.(b)	14,271,798

	Road & Rail – 0.6%
481,510	CSX Corp.(b)	26,637,133

	Semiconductors & Semiconductor Equipment – 2.6%
726,190	Advanced Micro Devices, Inc.(b)(c)	5,163,211
60,696	Altera Corp.(b)	1,830,591
289,707	Analog Devices, Inc.(b)	9,091,006
190,082	Applied Materials, Inc.(b)	2,220,158
10,582	First Solar, Inc.(b)(c)	1,559,258
2,805,747	Intel Corp.(b)	53,954,515
307,564	Linear Technology Corp.(b)	9,451,442
61,185	Maxim Integrated Products, Inc.(b)	1,132,534
346,837	Microchip Technology, Inc.(b)	10,908,024
503,376	National Semiconductor Corp.(b)	6,428,111
383,364	NVIDIA Corp.(b)(c)	4,477,691
556,460	Texas Instruments, Inc.(b)	15,102,324
201,759	Xilinx, Inc.(b)	5,368,807

		126,687,672

	Software – 4.2%
568,169	Activision Blizzard, Inc.(b)	6,147,588
376,719	Adobe Systems, Inc.(b)(c)	9,851,202
262,973	Autodesk, Inc.(b)(c)	8,407,247
4,572,539	Microsoft Corp.(b)	111,981,480
2,310,477	Oracle Corp.(b)	62,036,307
361,045	Symantec Corp.(b)(c)	5,477,053

		203,900,877

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – 2.8%
195,714	Abercrombie & Fitch Co., Class A(b)	$7,695,475
404,803	American Eagle Outfitters, Inc.(b)	6,055,853
308,010	Best Buy Co., Inc.(b)	12,576,048
183,146	Foot Locker, Inc.(b)	2,661,111
273,493	Gap, Inc. (The)(b)	5,097,910
1,315,766	Home Depot, Inc.(b)	41,683,467
526,854	Limited Brands, Inc.(b)	14,109,150
867,631	Lowe’s Cos., Inc.(b)	19,339,495
446,146	RadioShack Corp.(b)	9,516,294
310,054	Tiffany & Co.(b)	14,569,437
59,120	TJX Cos., Inc. (The)(b)	2,638,526

		135,942,766

	Thrifts & Mortgage Finance – 0.4%
64,079	Capitol Federal Financial(b)	1,582,751
945,396	New York Community Bancorp, Inc.(b)	15,362,685

		16,945,436

	Tobacco – 2.0%
1,421,411	Altria Group, Inc.(b)	34,142,292
879,703	Philip Morris International, Inc.(b)	49,280,962
176,002	Reynolds American, Inc.(b)	10,452,759
187,661	Vector Group Ltd.(b)	3,509,265

		97,385,278

	Trading Companies & Distributors – 0.1%
130,960	GATX Corp.(b)	3,839,747

	Wireless Telecommunication Services – 0.2%
186,329	Clearwire Corp., Class A(b)(c)	1,507,402
260,608	Vodafone Group PLC, Sponsored ADR(b)	6,465,684

		7,973,086

	Total Common Stocks (Identified Cost $3,594,995,211)	4,860,765,978

Contracts
Put Options – 0.8%
8,151	On S&P 500 Index expiring October 16, 2010 at 1000(d)	631,702
4,658	On S&P 500 Index expiring October 16, 2010 at 1025(d)	570,605
5,742	On S&P 500 Index expiring November 20, 2010 at 1000(d)	4,105,530
5,316	On S&P 500 Index expiring November 20, 2010 at 1025(d)	5,023,620
5,149	On S&P 500 Index expiring November 20, 2010 at 1050(d)	6,513,485
5,737	On S&P 500 Index expiring December 18, 2010 at 1000(d)	8,060,485
7,333	On S&P 500 Index expiring December 18, 2010 at 1025(d)	12,796,085

	Total Put Options (Identified Cost $89,156,910)	37,701,512

Principal Amount	Description	Value (†)
Short-Term Investments – 2.4%
$116,368,985	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010 at 0.000% to be repurchased at $116,368,985 on 10/01/2010 collateralized by $48,710,000 Federal Home Loan Mortgage Corporation Discount Note, due 3/14/2011 valued at $48,649,113; $69,100,000 Federal Home Loan Bank, 3.250% due 3/11/2011 valued at $70,050,125 including accrued interest(e) (Identified Cost $116,368,985)	$116,368,985

	Total Investments – 103.9% (Identified Cost $3,800,521,106)(a)	5,014,836,475
	Other assets less liabilities – (3.9)%	(188,326,190)

	Net Assets – 100.0%	$4,826,510,285

Contracts
Call Options Written – (4.1%)
5,485	On S&P 500 Index expiring October 16, 2010 at 1100(d)	(25,779,500)
10,231	On S&P 500 Index expiring October 16, 2010 at 1125(d)	(28,237,560)
4,993	On S&P 500 Index expiring November 20, 2010 at 1075(d)	(40,093,790)
5,505	On S&P 500 Index expiring November 20, 2010 at 1100(d)	(33,690,600)
5,277	On S&P 500 Index expiring November 20, 2010 at 1125(d)	(23,271,570)
5,070	On S&P 500 Index expiring December 18, 2010 at 1125(d)	(27,378,000)
5,525	On S&P 500 Index expiring December 18, 2010 at 1150(d)	(21,823,750)

	Total Call Options Written (Premium Received $163,120,755)	$(200,274,770)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Exchange-traded index options are valued at the average of the closing bid and asked quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of September 30, 2010, put options were fair valued at $37,701,512 and written call options were fair valued at $200,274,770.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2010, the net unrealized appreciation on investments based on a cost of $3,800,521,106 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,317,987,388
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(103,672,019)

Net unrealized appreciation	$1,214,315,369

At December 31, 2009, the Fund had a capital loss carryforward of $1,155,262,305 of which $145,737,404 expires on December 31, 2014 and $1,009,524,901 expires on December 31, 2017. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for outstanding call options.
(c)	Non-income producing security.
(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. The Fund writes (sells) index call options and purchases index put options.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$4,860,765,978	$—	$—	$4,860,765,978
Put Options	—	37,701,512	—	37,701,512
Short-Term Investments	—	116,368,985	—	116,368,985

Total	$4,860,765,978	$154,070,497	$—	$5,014,836,475

Liability Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$(200,274,770)	$—	$(200,274,770)

*	Major categories of the Fund’s investments and option contracts are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides a steady cash flow and is an important source of the Fund’s return, although it reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments.

The following is a summary of derivative instruments for the Fund as of September 30, 2010:

Asset Derivatives	Equity Contracts
Purchased Options	$37,701,512

Liability Derivatives	Equity Contracts
Options Written	$(200,274,770)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2009	41,649	$168,179,258
Options written	245,512	929,753,859
Options terminated in closing purchase transactions	(240,029)	(920,263,577)
Options expired	(5,046)	(14,548,785)

Outstanding at 9/30/2010	42,086	$163,120,755

Industry Summary at September 30, 2010 (Unaudited)

Oil, Gas & Consumable Fuels	8.7%
Pharmaceuticals	7.1
Software	4.2
Diversified Financial Services	4.2
Diversified Telecommunication Services	3.9
IT Services	3.8
Computers & Peripherals	3.7
Machinery	3.0
Specialty Retail	2.8
Aerospace & Defense	2.7
Semiconductors & Semiconductor Equipment	2.6
Beverages	2.6
Industrial Conglomerates	2.5
Commercial Banks	2.5
Insurance	2.5
Media	2.5
Chemicals	2.4
Capital Markets	2.3
Energy Equipment & Services	2.3
Communications Equipment	2.2
Internet Software & Services	2.1
Multi Utilities	2.1
Tobacco	2.0
Household Products	2.0
Other Investments, less than 2% each	24.8
Short-Term Investments	2.4

Total Investments	103.9
Other assets less liabilities (including call options written)	(3.9)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 22, 2010

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	November 22, 2010